Stock-Based Compensation - Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units
Beginning balance	33,548	10,864	59,767
Granted	29,614	32,019	12,010
Vested and released		(7,906)	(48,269)
Vested	(1,845)
Forfeited	(15,485)	(1,429)	(12,644)
Ending balance	45,832	33,548	10,864
Weighted Average Grant Date Fair Value
Beginning balance	$ 21.93	$ 128.82	$ 672.75
Granted	3.99	$ 10.82	$ 98.75
Vested and released		114.55	698.25
Vested	64.80
Forfeited	14.67	$ 101.79	$ 497.75
Ending balance	$ 11.06	$ 21.93	$ 128.82